As filed with the Securities and Exchange Commission on September 14, 2018

Registration No. 33-6486

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 55	☒
AND/OR REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 56

MUTUAL OF AMERICA INVESTMENT CORPORATION

(Exact Name of Registrant as Specified in Charter)

320 Park Avenue New York, New York 10022

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 224-1600

James J. Roth, Chairman, President & CEO

Mutual of America Investment Corporation

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Copy to:

Scott H. Rothstein

Executive Vice President, Deputy General Counsel and Corporate Secretary

Mutual of America Investment Corporation

320 Park Avenue

New York, New York 10022-6839

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on September 14, 2018 pursuant to paragraph (b)(1) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

This Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A (File No. 811-05084) of Mutual of America Investment Corporation (the “Registration Statement”) is being filed pursuant to Rule 462(d) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of filing exhibits to the Registration Statement. Accordingly, this Post-Effective Amendment No. 55 consists only of a facing page, this explanatory note, Part C of the Registration Statement, and Exhibit 7 filed pursuant to Item 28(g) of the Registration Statement. This Post-Effective Amendment No. 55 does not modify any other part of the Registration Statement. Pursuant to Rule 462(d) under the Securities Act, this Post-Effective Amendment No. 55 shall become effective immediately upon filing with the Securities and Exchange Commission. The contents of the Registration Statement are hereby incorporated by reference.

PART C

OTHER INFORMATION

Item 28.	Exhibits

1(a)	Articles of Incorporation of Mutual of America Investment Corporation (the “Investment Company”) (1)

1(b)	Articles of Amendment, dated September 22, 1986 (4)

1(c)	Articles Supplementary, dated July 25, 1988 (4)

1(d)	Articles Supplementary, dated February 16, 1993 (4)

1(e)	Articles Supplementary, dated October 4, 1993 (4)

1(f)	Articles Supplementary, dated April 5, 1994 (4)

1(g)	Articles Supplementary, dated April 13, 1995 (4)

1(h)	Articles Supplementary, dated September 16, 1997 (4)

1(i)	Articles Supplementary, dated April 6, 1999 (3)

1(j)	Articles Supplementary, dated February 11, 2003 (8)

1(k)	Articles Supplementary, dated April 17, 2003 (9)

1(l)	Articles Supplementary, dated February 24, 2004 (11)

1(m)	Articles Supplementary, dated March 25, 2005 (12)

1(n)	Articles Supplementary, dated December 13, 2005 (13)

1(o)	Articles Supplementary, dated April 12, 2006 (13)

1(p)	Articles Supplementary, dated August 28, 2006 (14)

1(q)	Articles Supplementary, dated September 1, 2006 (14)

1(r)	Articles Supplementary, dated September 10, 2007 (16)

1(s)	Articles Supplementary, dated June 3, 2008 (17)

1(t)	Articles Supplementary, dated September 12, 2008 (17)

1(u)	Articles Supplementary, dated January 12, 2009 (17)

1(v)	Certificate of Correction, dated January 20, 2009 (17)

1(w)	Articles Supplementary, dated May 13, 2009 (18)

1(x)	Articles Supplementary, dated July 28, 2009 (18)

1(y)	Articles Supplementary, dated November 19, 2009 (18)

1(z)	Articles Supplementary, dated January 13, 2009 (18)

1(aa)	Articles Supplementary, dated January 12, 2011 (19)

1(bb)	Articles Supplementary, dated November 4, 2011 (20)

1(cc)	Articles Supplementary, dated March 7, 2012 (20)

1(dd)	Articles Supplementary, dated November 28, 2012 (21)

1(ee)	Articles Supplementary, dated March 4, 2013 (21)

1(ff)	Articles Supplementary, dated April 23, 2013 (21)

1(gg)	Articles Supplementary, dated February 25, 2014 (22)

1(hh)	Articles Supplementary, dated September 18, 2014 (23)

1(ii)	Articles Supplementary, dated December 2, 2014 (23)

1(jj)	Articles Supplementary, dated March 10, 2015 (23)

1(kk)	Articles Supplementary, dated February 25, 2016 (24)

1(ll)	Articles Supplementary, dated November 14, 2016 (24)

1(mm)	Articles Supplementary, dated January 19, 2018 (25)

1(nn)	Articles Supplementary, dated February 22, 2018 (25)

2(a)	By-Laws of the Investment Company (4)

2(b)	Revision to Article II, Section 2.2 and Article III, Section 3.4 of the By-Laws (4)

2(c)	Revision to Article III, Section 3.8 of the By-Laws (4)

2(d)	Amendment to By-Laws (15)

2(e)	Amendment to By-Laws (16)

2(f)	Amendment to By-Laws (18)

4(a)	Investment Advisory Agreement, between the Investment Company and Mutual of America Life Insurance Company (“Mutual of America”), as investment adviser (4)

4(b)	Assumption Agreement, between Mutual of America and Mutual of America Capital Management Corporation (the “Adviser”), as investment adviser (4)

4(c)	Supplement AA to Investment Advisory Agreement, between the Investment Company and the Adviser (4)

4(d)	Supplement AE to Investment Advisory Agreement, between the Investment Company and the Adviser (4)

4(e)	Supplement, dated May 1, 1999, to Investment Advisory Agreement, between the Investment Company and the Adviser, regarding the Mid-Cap Equity Index Fund (2)

4(f)	Supplement, dated May 1, 2003, to Investment Advisory Agreement, between the Investment Company and the Adviser, regarding the Allocation Funds (9)

4(g)	Subadvisory Agreement, between the Adviser and Oak Associates (4)

4(h)	Letter to Oak Associates dated June 22, 2005 (termination notice) (13)

4(i)	Letter Agreement signed by the Adviser and Oak Associates dated July 28, 2005 (setting date of termination) (13)

4(j)	Supplement dated as of May 1, 2006 to Investment Advisory Agreement (13)

4(k)	Supplement dated as of October 1, 2012 to Investment Advisory Agreement (21)

4(l)	Supplement dated as of March 22, 2013 to Investment Advisory Agreement (21)

4(m)	Supplement dated as of November 12, 2015 to Investment Advisory Agreement (24)

4(n)	Supplement dated as of November 8, 2017 to Investment Advisory Agreement (26)

5	Distribution Agreement, between the Investment Company and Mutual of America, as Distributor (8)

7	Custodian Agreement between the Investment Company and Brown Brothers Harriman & Co. (27)

8(a)	Agreement to Limit Operating Expenses between the Investment Company and the Adviser (9)

8(b)	Amendment and Termination of Agreement to Limit Operating Expenses between the Investment Company and the Adviser (13)

9(a)	Consent and Opinion of General Counsel for Equity Index, All America, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds, as restated (4)

9(b)	Consent and Opinion of General Counsel for Mid-Cap Equity Index Fund shares (3)

9(c)	Consent and Opinion of General Counsel for shares of Allocation Funds (9)

9(d)	Consent and Opinion of General Counsel for shares of Small Cap Value, Small Cap Growth and Mid Cap Value Funds (15)

9(e)	Consent and Opinion of General Counsel for shares of Retirement Funds and International Fund (15)

9(f)	Consent and Opinion of General Counsel for shares of 2050 Retirement Fund (20)

9(g)	Consent and Opinion of Counsel for shares of 2055 Retirement Fund (24)

9(h)	Consent and Opinion of Counsel for shares of Small Cap Equity Index Fund and 2060 Retirement Fund (26)

10(a)	Independent Registered Public Accounting Firm’s Consent (26)

10(d)(ii)	Power of Attorney of Carolyn N. Dolan (24)

10(d)(iv)	Power of Attorney of LaSalle D. Leffall, III (24)

10(d)(v)	Power of Attorney of John W. Sibal (24)

10(d)(vi)	Power of Attorney of Margaret M. Smyth (24)

10(d)(vii)	Power of Attorney of Patrick J. Waide, Jr. (24)

10(d)(viii)	Power of Attorney of William E. Whiston (24)

10(d)(ix)	Power of Attorney of Stanley E. Grayson (26)

16(a)	Code of Ethics of Mutual of America Investment Corporation (26)

16(b)	Code of Ethics of Mutual of America Capital Management LLC (26)

16(c)	Code of Ethics of Mutual of America Life Insurance Company (26)

(1)	Included in Post-Effective Amendment No. 11 filed with the Commission on April 28, 1995
(2)	Included in Post-Effective Amendment No. 15 filed with the Commission on February 12, 1999
(3)	Included in Post-Effective Amendment No. 16 filed with the Commission on April 15, 1999
(4)	Included in Post-Effective Amendment No. 17 filed with the Commission on June 4, 1999
(5)	Included in Post-Effective Amendment No. 18 filed with the Commission on March 2, 2000
(6)	Included in Post-Effective Amendment No. 20 filed with the Commission on April 19, 2001
(7)	Included in Post-Effective Amendment No. 21 filed with the Commission on April 22, 2002
(8)	Included in Post-Effective Amendment No. 22 filed with the Commission on February 14, 2003
(9)	Included in Post-Effective Amendment No. 23 filed with the Commission on April 25, 2003.
(10)	Included in Post-Effective Amendment No. 24 filed with the Commission on April 30, 2004
(11)	Included in Post-Effective Amendment No. 25 filed with the Commission on February 15, 2005.
(12)	Included in Post-Effective Amendment No. 26 filed with the Commission on April 29, 2005.
(13)	Included in Post-Effective Amendment No. 27 filed with the Commission on April 28, 2006.
(14)	Included in Post-Effective Amendment No. 29 filed with the Commission on February 12, 2007.
(15)	Included in Post-Effective Amendment No. 30 filed with the Commission on April 27, 2007.
(16)	Included in Post-Effective Amendment No. 31 filed with the Commission on April 30, 2008.
(17)	Included in Post-Effective Amendment No. 32 filed with the Commission on April 30, 2009.
(18)	Included in Post-Effective Amendment No. 34 filed with the Commission on May 1, 2010.
(19)	Included in Post-Effective Amendment No. 35 filed with the Commission on May 1, 2011.
(20)	Included in Post-Effective Amendment No. 38 filed with the Commission on May 1, 2012.
(21)	Included in Post-Effective Amendment No. 40 filed with the Commission on April 29, 2013.
(22)	Included in Post-Effective Amendment No. 43 filed with the Commission on April 28, 2014.
(23)	Included in Post-Effective Amendment No. 45 filed with the Commission on April 29, 2015.
(24)	Included in Post-Effective Amendment No. 48 filed with the Commission on April 28, 2016.
(25)	Included in Post-Effective Amendment No. 50 filed with the Commission on April 28, 2017.
(26)	Included in Post-Effective Amendment No. 53 filed with the Commission on April 27, 2018.
(27)	Included herewith.

All exhibits are filed under File No. 033-06486.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the14th day of September, 2018.

MUTUAL OF AMERICA INVESTMENT CORPORATION

By:	/s/ James J. Roth
Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on September 14, 2018.

Signatures	Title

/s/ James J. Roth James J. Roth	Director; Chairman, President and Chief Executive Officer (Principal Executive Officer)

/s/ Chris W. Festog Chris W. Festog	Senior Executive Vice President, Chief Financial Officer and Treasurer (Principal Executive Officer)

* Carolyn N. Dolan	Director

* Stanley E. Grayson	Director

* LaSalle D. Leffall, III	Director

* John W. Sibal	Director

* Margaret M. Smyth	Director

* Patrick J. Waide, Jr.	Director

* William E. Whiston	Director

* By:	/s/ Scott H. Rothstein

Scott H. Rothstein

Attorney-in-Fact

Exhibit Number

7	Custodian Agreement between the Investment Company and Brown Brothers Harriman & Co.